SEGMENT INFORMATION - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	€ 60,423	€ 55,108	€ 44,065
Cost of sales	(36,012)	(30,916)	(25,643)
Gross profit	24,411	24,193	18,422
R&D expenses	(6,963)	(4,920)	(3,402)
Selling and marketing expenses	(22,626)	(16,379)	(10,732)
G&A expenses	(14,634)	(7,152)	(5,900)
Total expenses	(44,224)	(28,450)	(20,034)
Operating income (loss) from operations	(19,813)	(4,257)	(1,612)
Total Assets	91,548	101,123	77,226
Capital expenditures	4,344	2,378	1,636
Non-current assets	13,069	10,605	9,845
Goodwill	2,412	2,412	2,412
Product
Revenues	60,423	55,108	44,060
Goods
Revenues	42,333	38,462	29,040
Cost of sales	(23,302)	(20,528)	(16,181)
RPP's and leases
Revenues	6,176	5,617	4,968
Cost of sales	(4,541)	(3,387)	(3,108)
Spare parts and services
Revenues	11,914	11,030	10,052
Cost of sales	(8,169)	(7,000)	(6,354)
External other revenues
Revenues			6
Operating Segments | High Intensity Focused Ultrasound (HIFU)
Revenues	20,596	15,634	9,915
Cost of sales	(10,112)	(6,788)	(5,311)
Gross profit	10,484	8,846	4,604
R&D expenses	(5,755)	(3,525)	(2,238)
Selling and marketing expenses	(13,524)	(8,083)	(3,910)
G&A expenses	(5,983)	(2,131)	(1,481)
Total expenses	(25,262)	(13,739)	(7,630)
Operating income (loss) from operations	(14,778)	(4,894)	(3,025)
Total Assets	22,443	16,293	13,597
Capital expenditures	3,577	1,715	1,234
Non-current assets	6,516	4,269	3,689
Goodwill	645	645	645
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Product
Revenues	20,596	15,634	9,910
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Goods
Revenues	13,510	9,437	4,515
Operating Segments | High Intensity Focused Ultrasound (HIFU) | RPP's and leases
Revenues	4,935	4,287	3,679
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Spare parts and services
Revenues	2,152	1,909	1,715
Operating Segments | High Intensity Focused Ultrasound (HIFU) | External other revenues
Revenues			6
Operating Segments | Lithotripsy (ESWL)
Revenues	9,908	11,568	11,016
Cost of sales	(6,268)	(6,732)	(6,080)
Gross profit	3,640	4,836	4,936
R&D expenses	(764)	(950)	(835)
Selling and marketing expenses	(1,636)	(1,887)	(2,048)
G&A expenses	(1,471)	(1,077)	(1,161)
Total expenses	(3,871)	(3,914)	(4,043)
Operating income (loss) from operations	(232)	922	893
Total Assets	12,798	12,997	13,596
Capital expenditures	288	307	141
Non-current assets	2,105	2,149	2,185
Goodwill	496	496	496
Operating Segments | Lithotripsy (ESWL) | Product
Revenues	9,908	11,568	11,016
Operating Segments | Lithotripsy (ESWL) | Goods
Revenues	3,844	4,880	4,236
Operating Segments | Lithotripsy (ESWL) | RPP's and leases
Revenues	955	1,058	1,022
Operating Segments | Lithotripsy (ESWL) | Spare parts and services
Revenues	5,109	5,630	5,758
Operating Segments | DISTRIB Division
Revenues	29,919	27,907	23,134
Cost of sales	(19,632)	(17,396)	(14,252)
Gross profit	10,287	10,511	8,882
R&D expenses	(444)	(444)	(329)
Selling and marketing expenses	(7,466)	(6,409)	(4,774)
G&A expenses	(2,625)	(1,690)	(1,355)
Total expenses	(10,535)	(8,543)	(6,458)
Operating income (loss) from operations	(248)	1,968	2,424
Total Assets	31,400	26,407	25,344
Capital expenditures	479	356	261
Non-current assets	4,448	4,187	3,971
Goodwill	1,271	1,271	1,271
Operating Segments | DISTRIB Division | Product
Revenues	29,919	27,907	23,134
Operating Segments | DISTRIB Division | Goods
Revenues	24,980	24,145	20,289
Operating Segments | DISTRIB Division | RPP's and leases
Revenues	286	272	267
Operating Segments | DISTRIB Division | Spare parts and services
Revenues	4,653	3,491	2,578
Reconciling Items
G&A expenses	(4,556)	(2,254)	(1,904)
Total expenses	(4,556)	(2,254)	(1,904)
Operating income (loss) from operations	(4,556)	(2,254)	(1,904)
Total Assets	€ 24,908	€ 45,426	€ 24,690